Condensed Statements Of Changes In Shareholders' Equity (Deficit) (Parenthetical) - Common Class B [Member]	Dec. 31, 2022 $ / shares shares
Common Stock, Shares, Issued | shares	18,750,000
Common Stock [Member]
Sale of Stock, Price Per Share | $ / shares	$ 0.0014